Short-term debt	9 Months Ended
Sep. 30, 2021
Short-term debt.
Short-term debt

5.    Short-term debt

At September 30, 2021 and December 31, 2020, short-term debt consisted of the following:

Short-term debt

in € THOUS

	September 30,	December 31,
	2021	2020
Commercial paper program	845,198	19,995
Borrowings under lines of credit	478,543	42,442
Other	549	513
Short-term debt from unrelated parties	1,324,290	62,950
Short-term debt from related parties (see note 3 c)	39,000	16,320
Short-term debt	1,363,290	79,270

The Company and certain consolidated entities operate a multi-currency notional cash pooling management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At September 30, 2021 and December 31, 2020, cash and borrowings under lines of credit in the amount of €871,424 and €998,044, respectively, were offset under this cash management system.

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,000,000 can be issued. At September 30, 2021, the outstanding commercial paper amounted to €845,000 (December 31, 2020: €20,000). For further information on the commercial paper program, see note 12.

Short-term debt from related parties

The Company and FMCH are parties to an unsecured loan agreement, as borrowers, with Fresenius SE, as lender, under which the Company and FMCH may request and receive one or more short-term advances up to an aggregate amount of €600,000 until maturity on July 31, 2022. For further information on short-term debt from related parties, see note 3 c).